Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expenses
Advertising and promotion	$ 794,182	$ 471,230	$ 101,512
Consulting and management fees	251,552	255,610	751,612
Depreciation and accretion	65,157	28,024	8,823
Director fees	103,805	70,378	60,600
Insurance	93,661	55,546	52,566
Office and administration	123,904	137,289	89,808
Professional fees	228,594	428,884	194,912
Salaries and benefits	760,182	827,168	260,710
Share-based payments	707,802	553,430	599,117
Stock exchange and shareholder services	139,908	239,319	163,229
Travel and accommodation	236,815	231,505	98,476
Total general and administrative expenses	(3,505,562)	(3,298,383)	(2,381,365)
Other Items
Costs in excess of recovered coal	(120,354)	(94,335)	(109,187)
Finance cost	0	0	(8,111)
Foreign exchange gain/(loss)	(443,203)	(412,663)	(188,464)
Impairment/(recovery) of mineral property	13,708,200	(13,994,970)	(14,829,267)
Impairment of prepaid expenses	(51,828)	(26,234)	(57,420)
Impairment of equipment	0	(425,925)	(159,666)
Impairment of receivables	(16,304)	(21,004)	(61,202)
Interest expense	0	0	(21,066)
Loss on sale of marketable securities	0	(91,890)	(22,810)
Loss on sale of equipment	(9,795)	0	(1,681)
(Loss)/gain on debt settlement	7,952,700	0	(752,742)
Other income	0	130,936	0
Other income/(expense)	21,019,416	(14,886,085)	(16,211,616)
Net loss for year	17,513,854	(18,184,468)	(18,592,981)
Fair value gain/(loss) on marketable securities	0	(81,000)	12,160
Reclassification adjustment for realized loss on marketable securities	0	68,840	0
Comprehensive loss for year	$ 17,513,854	$ (18,196,628)	$ (18,580,821)
Loss per common share, basic	$ 0.17	$ (0.23)	$ (0.33)
Loss per common share, diluted	$ 0.17	$ (0.23)	$ (0.33)
Weighted average number of common shares outstanding, basic	102,208,111	78,445,396	55,760,700
Weighted Average number of common shares outstanding	102,398,145	78,445,396	55,760,700